Income Taxes - Schedule of Effective Tax Rate (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Income tax by applying the weighted average statutory rate	30.00%	30.00%	30.00%
Effects of inflation over monetary assets	(6.00%)	(10.70%)	(3.50%)
(Unrecognized) applied tax loss carryforwards	(1.10%)	2.00%	0.80%
Tax rate change		1.90%	(0.10%)
Employee benefits	0.20%	(0.10%)	(0.10%)
Other	(0.30%)	(3.50%)	(1.30%)
Effective tax rate	22.80%	19.60%	25.80%
'Income before income taxes	$ 7,829,263	$ 2,385,770	$ 7,346,185
Income tax by applying the weighted average statutory rate	2,348,779	715,731	2,203,856
Effects of inflation over monetary assets	(469,823)	(255,946)	(260,249)
(Unrecognized) applied tax loss carryforwards	(89,782)	48,041	61,953
Tax rate change		45,220	(10,332)
Employee benefits	14,949	(3,127)	(9,586)
Other	(18,577)	(82,852)	(94,199)
Income tax	$ 1,785,546	$ 467,067	$ 1,891,443